Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	As of December 31,
	2019	2018
	US$’000	US$’000
Contract liabilities	216	756
Dividend payable	674	565
Deferred government grant	—	318
Onerous contracts provisions	238	42
Other current liabilities	1,228	1,591
Total	2,356	3,272

Schedule of onerous contracts provisions	22(a)Onerous contracts provisions
	2019	2018
	US$’000	US$’000
At January 1	42	555
Recognized	218	37
Reversed	(25)	(544)
Exchange differences	3	(6)
At December 31	238	42

Schedule of contract liabilities

22(b)Contract Liabilities

	As of December 31,
	2019	2018
	US$’000	US$’000
Current contract liabilities
Advance from customers	93	668
Custodial service	63	71
Transportation service	60	17
Total current contract liabilities	216	756

Schedule of revenue recognized in relation to contract liabilities

Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2019	2018
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	668	—
Custodial service	59	85
Transportation service	17	28
	744	113